EMPLOYEE BENEFIT PLAN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Postemployment Benefits [Abstract]
Maximum annual contributions (as a percent)			100.00%
Employer match (as a percent)					50.00%
Percent of employees gross pay (as a percent)					4.00%
Benefit plan expense	$ 13,075	$ 2,577	$ 25,315	$ 8,048